Statement to Securityholder

Ally Auto Receivables Trust 2011-3

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/15/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-3

5. Collateral Summary	Collection Period, Begin:	10/1/2011

	Collection Period, End:	10/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2011

7. Credit Instruments	Distribution Date:	11/15/2011

ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
The Class B Notes, Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005JAA7	223,000,000.00	44,413,869.29	0.22957000	29,743,278.53	8,213.52	29,751,492.05	0.00	0.00	14,670,590.76
A-2	02005JAB5	306,000,000.00	306,000,000.00	0.36333000	0.00	89,560.85	89,560.85	0.00	0.00	306,000,000.00
A-3	02005JAC3	332,000,000.00	332,000,000.00	0.97000000	0.00	268,366.67	268,366.67	0.00	0.00	332,000,000.00
A-4	02005JAD1	140,040,000.00	140,040,000.00	1.61000000	0.00	187,887.00	187,887.00	0.00	0.00	140,040,000.00
B	02005JAE9	29,050,000.00	29,050,000.00	2.09000000	0.00	50,595.42	50,595.42	0.00	0.00	29,050,000.00
C	02005JAF6	30,120,000.00	30,120,000.00	2.39000000	0.00	59,989.00	59,989.00	0.00	0.00	30,120,000.00
D	02005JAG4	13,440,000.00	13,440,000.00	2.79000000	0.00	31,248.00	31,248.00	0.00	0.00	13,440,000.00
Deal Totals		1,073,650,000.00	895,063,869.29		29,743,278.53	695,860.46	30,439,138.99	0.00	0.00	865,320,590.76

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	199.16533314	133.37793063	0.03683193	133.41476256	0.00000000	65.78740251
A-2	1,000.00000000	0.00000000	0.29268252	0.29268252	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.80833334	0.80833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.34166667	1.34166667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.74166678	1.74166678	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166667	1.99166667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.32500000	2.32500000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	833.66448031
Ending Aggregate Note Pool Factor:	805.96152448

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End
A-1	44,413,869.29	10/17/2011	11/14/2011	Actual/360	N/A	N/A	0.22957000	0.22957000	8,213.52
A-2	306,000,000.00	10/17/2011	11/14/2011	Actual/360	0.24333000	0.12000000	N/A	0.36333000	89,560.85
A-3	332,000,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	0.97000000	0.97000000	268,366.67
A-4	140,040,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	1.61000000	1.61000000	187,887.00
B	29,050,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	2.09000000	2.09000000	50,595.42
C	30,120,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	2.39000000	2.39000000	59,989.00
D	13,440,000.00	10/17/2011	11/14/2011	30/360	N/A	N/A	2.79000000	2.79000000	31,248.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest Distribution	Interest Shortfall Amount	Actual Interest	Remaining Unpaid Interest
	Carryover Shortfall		Allocated/(Repaid)	Distribution	Carryover Shortfall
				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	8,213.52	0.00	8,213.52	0.00
A-2	0.00	89,560.85	0.00	89,560.85	0.00
A-3	0.00	268,366.67	0.00	268,366.67	0.00
A-4	0.00	187,887.00	0.00	187,887.00	0.00
B	0.00	50,595.42	0.00	50,595.42	0.00
C	0.00	59,989.00	0.00	59,989.00	0.00
D	0.00	31,248.00	0.00	31,248.00	0.00
Deal Totals	0.00	695,860.46	0.00	695,860.46	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

4. Collections and Distributions

Collections
Receipts During the Period	33,805,974.77
Administrative Purchase Payments	62,154.51
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	445,771.06
Other Fees or Expenses Paid	0.00
Total Collections	34,313,900.34

Beginning Reserve Account Balance	5,379,041.57
Total Available Amount	39,692,941.91

Distributions
Total Available Amount	39,692,941.91
Basic Servicing Fee	791,362.53
Aggregate Class A Interest Distributable Amount	554,028.04
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	50,595.42
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,989.00
Third Priority Principal Distributable Amount	5,545,195.40
Aggregate Class D Interest Distributable Amount	31,248.00
Fourth Priority Principal Distributable Amount	13,440,000.00
Reserve Account Deposit	5,379,041.57
Noteholders' Regular Principal Distributable Amount	10,758,083.13
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	3,083,398.82

Supplemental Servicing Fees	27,936.76
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	45,965	41,962	41,292
Deal Totals	Aggregate Receivables Principal Balance	1,075,808,313.04	905,821,952.42	876,078,673.89
	Aggregate Amount Financed	1,131,002,551.01	949,635,040.91	917,873,829.34

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	3.84000000	3.78911982	3.78045919	63.26	63.25	63.24	57.07	52.36	51.42

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.70%	1.60%	1.39%	1.43%	1.28%	1.26%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Receivables	Credit Repurchases		Loss Rate		Total Accounts	Accounts over 60	Percent Delinquent
Current	933,754,435.13	188,519.24	R	0.2423%	R	41,292	34	0.0823%
Preceding	965,869,378.88	113,062.12		0.1405%		41,962	26	0.0620%
Next Preceding	999,554,252.74	32,457.46		0.0390%		42,651	27	0.0633%
Three Month Average				0.1406%				0.0692%

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate			Delinquency Stratification	Total Accounts	Total Balance
Totals	1,131,002,551.01	415,894.62	R	0.0368%	R	31 - 60 days	180	4,370,461.35
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-3 related to delinquencies, charge offs or uncollectible accounts. There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.						61 - 90 days	30	668,803.14
						> 90 days	4	107,392.92

						Bankruptcies	Total Accounts	Total Balance
						Prior Period1	95	1,967,915.57
						Current Period	20	439,886.54
1. Prior Period Bankruptcies reflect currently active accounts. 2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.						Inventory Charged Off2	18	259,900.65
						Ending Inventory	97	2,147,901.46

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserved Account Balance
				Draws	Releases
Cash Reserve	5,379,041.57	5,379,041.57	0.00	0.00	0.00	5,379,041.57	5,379,041.57

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,158,313.04
Current Overcollateralization	10,758,083.13
Overcollateralization Target	10,758,083.13
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-3 will perform in the future.